Note 7 - Financial Instruments - Reconciliation of Level 3 Assets (Liabilities) (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Statement Line Items [Line Items]
Balance, beginning of period	$ (85,885)	$ 17,310
Total losses	(15,431)	(3,822)
Purchases	(18,350)	(43,663)
Sales	(1,250)	14,549
Settlements	(12,175)	(70,259)
Balance, end of period	$ (133,091)	$ (85,885)